Other Accounts Receivable (Details) - Schedule of other accounts receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Receivables [Abstract]
Government authorities	$ 1,127	$ 1,278
Prepaid expenses and advances to suppliers	460	5,542
Other receivables	85	258
Total Other Accounts Receivables	$ 1,672	$ 7,078